Borrowings - Summary of Borrowings (Details) - USD ($)	Dec. 31, 2025		Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Secured bank loans, Current	$ 1,065,885		$ 1,033,578
Secured bank loans, Non-Current	30,833,234		31,650,244
Secured bank loans, Total	31,899,119		32,683,822
Total secured borrowings, Current	1,065,885		1,033,578
Total secured borrowings, Non-Current	30,833,234		31,650,244
Total secured borrowings	31,899,119		32,683,822
Unsecured convertible notes, Current	60,715,628		30,360,575
Unsecured convertible notes, Total	60,715,628		30,360,575
Unsecured other loans, Current	288,626		274,657
Unsecured other loans, Non-Current	945,325		1,125,027
Unsecured other loans, Total	1,233,951		1,399,684
Total unsecured borrowings, Current	61,004,254		30,635,232
Total unsecured borrowings, Non-Current	945,325		1,125,027
Total unsecured borrowings	61,949,579		31,760,259
Total borrowings, Current	62,070,139		31,668,810
Total borrowings, Non-Current	31,778,559		32,775,271
Total borrowings	$ 93,848,698	[1]	$ 64,444,081

[1]	Includes convertible notes (note 22) with terms that allow for redemption in cash at maturity (June 2028) at the option of the holder.